ROBERTS & HENRY
                        ATTORNEYS AT  LAW
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                  ST. MICHAELS, MARYLAND 21663
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                                             May 10, 2005

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Via EDGAR

                                              Re: The Ehrenkrantz Trust

Gentlemen:

Following is a PRE 14A filing for a Special Meeting of Shareholders for the referenced Fund.

                                              Sincerely,


                                              /s/ Thomas C. Henry
                                              Thomas C. Henry

TCH/pt